Note 8 - Loss Per Share (Details) (Unvested Incentive Award Shares [Member])	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Unvested Incentive Award Shares [Member]
Note 8 - Loss Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	662,250	626,400